Commitments and Contingencies - Narrative (Details) MMBTU / yr in Millions, MMBTU in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 bcf / d MMBTU	Dec. 31, 2016 USD ($) bcf / d MMBTU / yr MMBTU item
Commitments and Contingencies [Line Items]
Energy Units Secured Through Long-Term Supply Contracts | MMBTU	2,051.0	1,993.9
Loss Contingency, Pending Claims, Number | item		0
SPLNG [Member] | Terminal Use Agreement [Member]
Commitments and Contingencies [Line Items]
Regasification Capacity | bcf / d	2.0	2.0
Supply Commitments, Trains 1 and 2 [Member]
Commitments and Contingencies [Line Items]
Contract Volumes | MMBTU / yr		401.5
Supply Commitments, Trains 3 through 5 [Member]
Commitments and Contingencies [Line Items]
Contract Volumes | MMBTU / yr		628.5
Bechtel EPC Contracts [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty		$ 30.0
Bechtel EPC Contract, Trains 3 and 4 [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Amount		3,900.0
Bechtel EPC Contract, Train 5 [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Amount		$ 3,000.0
Natural Gas Supply Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Period		1 year
Natural Gas Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Period		6 years
Transportation Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Period		10 years
Transportation Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Period		20 years
Storage Service Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Period		3 years
Storage Service Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Long-Term Purchase Commitment, Period		10 years